Cash and Cash Equivalents (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of currencies in cash and cash equivalents [line items]
Cash and cash equivalents	$ 3,289	$ 2,019	$ 3,817	$ 2,159
U.S. dollars [Member]
Disclosure of currencies in cash and cash equivalents [line items]
Cash and cash equivalents	3,172	1,908
NIS (not linked to the Israeli CPI) [Member]
Disclosure of currencies in cash and cash equivalents [line items]
Cash and cash equivalents	117	110
Other currencies [Member]
Disclosure of currencies in cash and cash equivalents [line items]
Cash and cash equivalents		$ 1